Net results of financial transactions (Details) - SEK (kr) kr in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Net results of financial transactions
Derecognition of financial instruments not measured at fair value through profit or loss	kr 8	kr 2	kr 8	kr 10	kr 8	kr 19
Financial assets or liabilities at fair value through profit or loss	1	(110)	27	(109)	82	120
Financial instruments under fair-value hedge accounting	(37)	45	15	8	65	85
Currency exchange-rate effects on all assets and liabilities excl. currency exchange-rate effects related to revaluation at fair value	4	(4)	0	0	0	2
Total net results of financial transactions	kr (24)	kr (67)	kr 50	kr (91)	kr 155	kr 226